Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Rental expenses under operating leases	$ 11,071	$ 8,784	$ 6,143
Outstanding capital commitments for property, plant and equipment	$ 23,354